Pension plan obligations (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension Plan Obligations
Total fixed income	R$ 2,714,823	R$ 1,804,550
Percentage of total fixed income	92.40%	70.30%
Total equities	R$ 15,715	R$ 136,582
Percentage of total equities	0.50%	5.30%
Total structured investments	R$ 153,333	R$ 498,825
Percentage of total structured investments	5.20%	19.40%
Other	R$ 54,743	R$ 127,315
Percentage of other	1.90%	5.00%
Fair value of the plan's assets	R$ 2,938,614	R$ 2,567,272
Percentage of fair value of the plan's assets	100.00%	100.00%